UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05407

Trust for Credit Unions
(Exact name of registrant as specified in charter)

615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

With Copies To:
Jay E. Johnson	Michael P. Malloy
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-342-5828

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b 1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of  information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – November 30, 2019 (Unaudited)

Par Value		Value

BANK NOTES - 11.32%
	Financials - 11.32%
$ 2,000,000	Associated Bank NA,
	3.500%, 08/13/21	$2,035,280
5,000,000	BBVA USA,
	3 Month LIBOR USD + 0.730%
	2.868%, 06/11/21 (a)	5,008,125
4,000,000	Capital One NA,
	2.950%, 07/23/21	4,052,306
2,500,000	2.250%, 09/13/21	2,504,927
	Citizens Bank NA,
2,575,000	3 Month LIBOR USD + 0.570%
	2.487%, 05/26/20 (a)	2,580,216
1,000,000	2.200%, 05/26/20	1,000,719
1,500,000	Fifth Third Bank,
	2.875%, 10/01/21	1,521,013
5,500,000	Huntington National Bank,
	3.250%, 05/14/21	5,590,811
2,000,000	KeyBank NA/Cleveland OH,
	3 Month LIBOR USD + 0.660%
	2.569%, 02/01/22 (a)	2,013,841
3,000,000	PNC Bank NA,
	2.550%, 12/09/21	3,035,461
5,200,000	Regions Bank,
	3 Month LIBOR USD + 0.380%
	2.479%, 04/01/21 (a)	5,203,585
5,000,000	Synchrony Bank,
	3 Month LIBOR USD + 0.625%
	2.729%, 03/30/20 (a)	5,005,496
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	2.463%, 10/22/21 (a)	5,017,441
	Total Bank Notes	44,569,221
	(Cost $44,248,109)

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.93%
	Federal Home Loan Mortgage Corporation REMIC - 4.39%
11,063	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	3.165%, 12/15/22 (a)(b)	11,240

186,096	Series 2868, Class AV
	5.000%, 08/15/24 (b)(c)	194,534
132,986	Series 1980, Class Z
	7.000%, 07/15/27 (b)	149,305
1,431,791	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	2.115%, 10/15/33 (a)(c)(d)	1,425,854
1,224,613	Series 3471, Class FB
	1 Month LIBOR USD + 1.000%
	2.765%, 08/15/35 (a)	1,246,318
1,854,725	Series 3208, Class FA
	1 Month LIBOR USD + 0.400%
	2.165%, 08/15/36 (a)	1,859,044
623,187	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	2.165%, 08/15/36 (a)	624,639
388,947	Series 3367, Class YF
	1 Month LIBOR USD + 0.550%
	2.315%, 09/15/37 (a)	392,016
1,526,983	Series 3371, Class FA
	1 Month LIBOR USD + 0.600%
	2.365%, 09/15/37 (a)	1,536,181
681,271	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	2.265%, 06/15/39 (a)(c)	683,861
1,015,447	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	2.165%, 11/15/39 (a)(b)	1,017,030
256,695	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	2.135%, 03/15/41 (a)	257,018
45,416	Series 4109, Class EC
	2.000%, 12/15/41 (b)(c)	41,845
1,263,647	Series 4272, Class FD
	1 Month LIBOR USD + 0.350%
	2.115%, 11/15/43 (a)	1,258,422
2,038,557	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	2.265%, 12/15/44 (a)(c)	2,039,868
4,434,678	Series 4784, Class PK
	3.500%, 06/15/45 (d)	4,553,843
		17,291,018
	Federal National Mortgage Association REMIC - 7.22%
1,030	Series G92-44, Class Z
	8.000%, 07/25/22	1,073
3,049,242	Series 2013-57, Class DK
	3.500%, 06/25/33	3,228,103

250,443	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	2.108%, 06/25/36 (a)	249,884
272,893	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	2.108%, 08/25/36 (a)(d)	272,287
163,937	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	2.158%, 08/25/37 (a)	163,938
809,882	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	2.108%, 11/25/39 (a)(b)	812,347
931,856	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	2.108%, 11/25/39 (a)(b)	933,763
224,950	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	2.138%, 11/25/40 (a)(d)	225,050
770,436	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	2.108%, 04/25/41 (a)(d)	770,750
445,318	Series 2015-92, Class PA
	2.500%, 12/25/41 (c)(d)	453,208
585,305	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	593,752
1,394,566	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500%
	2.208%, 07/25/42 (a)	1,400,035
5,308,066	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	2.108%, 09/25/46 (a)	5,297,063
5,636,947	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	2.208%, 11/25/46 (a)	5,664,685
3,704,703	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	2.108%, 05/25/47 (a)	3,682,214
3,620,977	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	2.058%, 01/25/48 (a)	3,593,557
1,092,574	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	2.548%, 04/25/48 (a)(c)	1,107,565
		28,449,274
	Government National Mortgage Association - 10.19%
3,690,961	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%

	2.497%, 03/20/67 (a)	3,689,859
3,877,203	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	2.517%, 03/20/67 (a)	3,878,133
4,379,984	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	2.397%, 01/20/68 (a)	4,360,217
9,627,407	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	2.887%, 06/20/68 (a)	9,466,171
9,099,329	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.590%, 06/20/68 (a)	8,961,840
9,802,570	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	2.647%, 06/20/69 (a)	9,784,545
		40,140,765
	National Credit Union Administration - 0.13%
279,608	Series 2011-R2, Class 1A
	1 Month LIBOR USD + 0.400%
	2.171%, 02/06/20 (a)(c)	279,608
212,846	Series 2011-R3, Class 1A
	1 Month LIBOR USD + 0.400%
	2.158%, 03/11/20 (a)(c)	212,903
		492,511
	Total Collateralized Mortgage Obligations	86,373,568
	(Cost $86,450,702)

MORTGAGE-BACKED OBLIGATIONS - 32.16%
	Federal Home Loan Mortgage Corporation - 3.98%
23,907	12 Month LIBOR USD + 1.735%
	4.735%, 01/01/34 (a)	24,958
72,246	12 Month LIBOR USD + 1.840%
	4.439%, 11/01/34 (a)	75,133
4,966,230	2.500%, 11/01/34	5,011,325
4,953,247	3.000%, 11/01/34	5,074,375
235,561	H15T1Y + 2.250%
	4.783%, 08/01/35 (a)	248,933
276,469	12 Month LIBOR USD + 1.770%
	4.775%, 05/01/36 (a)	290,251
217,655	12 Month LIBOR USD + 1.890%
	4.909%, 03/01/42 (a)	226,478
4,597,170	3.000%, 02/01/47	4,699,672
		15,651,125

	Federal Home Loan Mortgage Corporation Gold - 6.84%
6,120	5.000%, 04/01/20	6,334
270	4.500%, 10/01/20	279
326	3.500%, 12/01/20	337
3,630	3.500%, 10/01/22	3,762
7,097,711	2.000%, 12/01/31	7,019,144
85,408	5.000%, 08/01/35	94,300
11,706	5.000%, 12/01/35	12,935
3,753,952	3.000%, 01/01/37	3,855,864
5,418,301	3.500%, 02/01/37	5,641,688
3,797,261	3.000%, 02/01/37	3,900,314
5,125,759	3.500%, 03/01/37	5,336,334
116,110	5.000%, 03/01/37	128,158
234,723	5.000%, 05/01/37	259,239
189,109	5.000%, 02/01/38	208,639
76,064	5.000%, 03/01/38	83,813
53,709	5.000%, 09/01/38	59,308
183,027	5.000%, 12/01/38	202,066
119,912	5.000%, 01/01/39	132,423
		26,944,937
	Federal National Mortgage Association - 21.25%
6,546	3.500%, 09/01/20	6,781
693	3.500%, 10/01/20	718
3,666	3.500%, 03/01/21	3,797
6,118,002	2.669%, 08/01/22	6,250,248
94,751	5.000%, 03/01/27	98,578
25,773	7.000%, 08/01/28	25,809
33,413	7.000%, 08/01/28	33,605
122,322	7.000%, 11/01/28	132,061
5,233,000	1 Month LIBOR USD + 0.520%
	2.305%, 05/01/29 (a)	5,225,419
112,527	2.500%, 02/01/32	113,821
12,420	7.000%, 02/01/32	13,786
28,112	H15T1Y + 2.235%
	4.735%, 05/01/32 (a)	28,170
80,814	7.000%, 05/01/32	88,135
186,605	H15T1Y + 2.625%
	5.152%, 09/01/32 (a)	194,736
8,838	7.000%, 09/01/32	8,899
9,380,132	4.000%, 04/01/33	9,977,147
234,164	H15T1Y + 2.215%
	4.603%, 07/01/33 (a)	247,071
148,337	12 Month LIBOR USD + 1.537%
	3.412%, 11/01/33 (a)	152,405
238,580	H15T1Y + 2.215%
	4.644%, 12/01/33 (a)	248,852
3,487,473	4.500%, 01/01/34	3,642,684

1,222,635	4.500%, 01/01/34	1,292,137
50,389	12 Month LIBOR USD + 1.715%
	4.340%, 03/01/34 (a)	52,640
234,999	12 Month LIBOR USD + 1.545%
	4.451%, 04/01/34 (a)	245,991
81,880	H15T1Y + 2.185%
	4.435%, 08/01/34 (a)	87,049
979	6.000%, 09/01/34	1,123
87,836	12 Month LIBOR USD + 1.663%
	3.573%, 10/01/34 (a)	91,685
67,470	12 Month LIBOR USD + 1.632%
	4.632%, 03/01/35 (a)	70,127
68,543	12 Month LIBOR USD + 1.720%
	4.720%, 04/01/35 (a)	71,525
147,908	12 Month LIBOR USD + 1.433%
	4.436%, 05/01/35 (a)	153,270
177,440	H15T1Y + 2.313%
	4.817%, 05/01/35 (a)	187,280
2,213,893	4.000%, 06/01/35	2,331,763
111,618	6 Month LIBOR USD + 1.409%
	3.940%, 06/01/35 (a)	114,607
176,235	6 Month LIBOR USD + 1.514%
	4.027%, 08/01/35 (a)	182,277
285,620	12 Month LIBOR USD + 1.750%
	4.409%, 08/01/35 (a)	300,570
163,696	12 Month LIBOR USD + 2.435%
	4.781%, 09/01/35 (a)	176,443
143,856	H15T1Y + 2.085%
	4.008%, 10/01/35 (a)	151,183
544,199	12 Month LIBOR USD + 1.558%
	3.966%, 11/01/35 (a)	562,795
237,688	12 Month LIBOR USD + 1.737%
	4.803%, 03/01/36 (a)	249,262
276,674	12MTA+ 2.498%
	4.921%, 04/01/36 (a)	292,824
3,921,673	4.500%, 12/01/38	4,142,861
60,731	5.000%, 10/01/39	67,100
800,156	12 Month LIBOR USD + 1.743%
	4.683%, 05/01/42 (a)	830,948
464,199	12 Month LIBOR USD + 1.700%
	4.558%, 06/01/42 (a)	481,434
636,365	12 Month LIBOR USD + 1.680%
	3.901%, 10/01/42 (a)	660,642
713,799	12 Month LIBOR USD + 1.601%
	4.149%, 12/01/44 (a)	734,087
4,222,249	12 Month LIBOR USD + 1.610%
	3.180%, 04/01/47 (a)	4,312,532

3,971,014	12 Month LIBOR USD + 1.607%
	3.060%, 09/01/47 (a)	4,045,591
11,871,819	4.500%, 06/01/48	12,515,834
4,553,919	3.500%, 04/01/49	4,694,774
4,959,982	4.000%, 05/01/49	5,155,181
7,881,418	3.000%, 09/01/49	7,995,943
4,999,500	2.500%, 12/01/49	4,950,313
		83,694,513
	Government National Mortgage Association - 0.09%
49,244	H15T1Y + 1.500%
	3.875%, 05/20/42 (a)	50,797
39,127	H15T1Y + 1.500%
	3.875%, 06/20/42 (a)	40,379
194,140	H15T1Y + 1.500%
	3.250%, 07/20/42 (a)	199,695
18,766	H15T1Y + 1.500%
	4.125%, 10/20/42 (a)	19,291
40,006	H15T1Y + 1.500%
	4.125%, 12/20/42 (a)	41,120
		351,282
	Total Mortgage-Backed Obligations	126,641,857
	(Cost $124,960,590)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 32.12%
	FRESB, Multifamily Mortgage Pass Through Certificates
6,077,962	Series 2019-SB60, Class A10H
	3.500%, 01/25/39 (a)	6,447,247
	FHLMC, Multifamily Structured Pass Through Certificates
394,004	Series K-P02, Class A2
	2.355%, 04/25/21 (a)(b)(c)	393,471
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a)(b)(c)	4,344,654
1,829,950	Series K-726, Class A1
	2.596%, 08/25/23 (b)(c)	1,850,067
668,454	Series K-727, Class A1
	2.632%, 10/25/23 (b)(c)	676,496
1,913,147	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	2.145%, 02/25/24 (a)(c)	1,906,006
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b)(c)	5,160,824
3,750,000	Series K-J27, Class A1
	2.092%, 07/25/24 (b)(c)	3,744,059
10,000,000	Series K-728, Class AM
	3.133%, 08/25/24 (a)(b)(c)	10,432,462
3,906,495	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	2.125%, 06/25/25 (a)(c)	3,884,563

10,175,000	Series K-C02, Class A2
	3.370%, 07/25/25 (b)(c)	10,673,642
12,000,000	Series K-733, Class AM
	3.750%, 09/25/25 (b)(c)	12,917,801
5,000,000	Series K-734, Class AM
	3.435%, 02/25/26 (a)(b)(c)	5,333,599
694,134	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	2.205%, 12/25/26 (a)(c)	691,750
5,000,000	Series K-J24, Class A2
	2.821%, 09/25/27 (b)(c)	5,223,682
5,000,000	Series K-070, Class A2
	3.303%, 11/25/27 (a)(b)(c)	5,374,995
9,627,244	Series K-S10, Class A10
	1 Month LIBOR USD + 0.610%
	2.313%, 10/25/28 (a)(c)	9,634,896
1,128,633	Series K-091, Class A1
	3.339%, 10/25/28 (b)(c)	1,211,287
6,842,871	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	2.345%, 11/25/28 (a)(c)	6,844,966
8,000,000	Series K-087, Class A2
	3.771%, 12/25/28 (b)(c)	8,912,148
4,999,280	Series K-F59, Class A
	1 Month LIBOR USD + 0.540%
	2.325%, 02/25/29 (a)(c)	4,999,278
5,000,000	Series K-091, Class AM
	3.566%, 03/25/29 (b)(c)	5,491,663
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	2.660%, 09/25/29 (a)(c)	4,999,990
	FNMA
2,700,200	Series 2013-M6, Class 2A
	2.605%, 03/25/23 (a)	2,739,792
2,505,591	Series 2018-M1, Class A1
	3.085%, 12/25/27 (a)(b)	2,602,638
	Total U.S. Government-Backed Obligations	126,491,976
	(Cost $122,215,385)

REPURCHASE AGREEMENTS - 2.46%
9,700,000	INTL FCStone Financial, Inc., 1.73%, Dated 11/29/2019,
	matures 12/02/2019, repurchase price $9,701,398 (collateralized
	by $9,494,900 par amount of United States Treasury Bills and FNMA
	Securities of 2.500% to 2.625% due 12/15/21 to 12/25/49,
	total market value $9,683,325)	9,700,000
	Total Repurchase Agreements	9,700,000
	(Cost $9,700,000)

REGISTERED INVESTMENT COMPANY - 0.05%
180,397	First American Government Obligations Fund - Class X
	1.559%, 12/01/31 (e)	180,397
	Total Registered Investment Company	180,397
(Cost $180,397)

	Total Investments - 100.04%	393,957,019
(Cost $387,755,183)
	Net Other Assets and Liabilities - (0.04)%	(165,919)
	Net Assets - 100.00%	$393,791,100

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2019. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has Sequential collateral.
(c) The security has Structured collateral.
(d) The security has PAC (Planned Amortization Class) collateral.
(e) Seven day yield as of November 30, 2019.

Explanation of Abbreviations and Acronyms:
12MTA	Federal Reserve US 12-Month Cumulative Average 1 Year Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRESB	Freddie Mac Multifamily Fixed-Rate Mortgage Loans Backed By Small Businesses Not Referenced
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
USD	U.S. Dollar

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – November 30, 2019 (Unaudited)

Par Value		Value

BANK NOTES- 8.69%
	Financials - 8.69%
$ 5,550,000	BBVA USA,
	3 Month LIBOR USD + 0.730%
	2.868%, 06/11/21 (a)	$5,559,019
1,325,000	Capital One NA,
	3 Month LIBOR USD + 0.820%
	2.724%, 08/08/22 (a)	1,333,130
2,000,000	Citibank NA,
	3 Month LIBOR USD + 0.600%
	2.499%, 05/20/22 (a)	2,006,373
1,000,000	Citizens Bank NA,
	2.250%, 10/30/20	1,002,972
5,000,000	3 Month LIBOR USD + 0.810%
	2.727%, 05/26/22 (a)	5,039,835
2,350,000	Discover Bank,
	3.100%, 06/04/20	2,359,993
4,000,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610%
	2.514%, 05/18/22 (a)	4,017,204
5,000,000	Regions Bank,
	3 Month LIBOR USD + 0.380%
	2.479%, 04/01/21 (a)	5,003,447
340,000	3 Month LIBOR USD + 0.500%
	2.405%, 08/13/21 (a)	340,059
11,000,000	Synchrony Bank,
	3 Month LIBOR USD + 0.625%
	2.729%, 03/30/20 (a)	11,012,091
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	2.463%, 10/22/21 (a)	5,017,441
1,000,000	3 Month LIBOR USD + 0.620%
	2.539%, 05/27/22 (a)	1,004,300
	Total Bank Notes	43,695,864
	(Cost $43,620,201)

ASSET BACKED SECURITIES - 0.15%
	Federal National Mortgage Association REMIC - 0.13%
48,456	Series 2001-W4, Class AV1
	1 Month LIBOR USD + 0.280%
	2.103%, 02/25/32 (a)	47,983
84,233	Series 2002-W2, Class AV1
	1 Month LIBOR USD + 0.260%
	2.083%, 06/25/32 (a)	81,699
509,844	Series 2002-T7, Class A1
	1 Month LIBOR USD + 0.110%
	1.977%, 07/25/32 (a)	497,404
		627,086

	National Credit Union Administration - 0.02%
103,525	Series 2010-A1, Class A
	1 Month LIBOR USD + 0.350%
	2.120%, 12/07/20 (a)(b)	103,504
	Total Asset Backed Securities	730,590
	(Cost $746,063)

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.47%
	Federal Home Loan Mortgage Corporation REMIC - 6.49%
285	Series 1009, Class D
	1 Month LIBOR USD + 0.600%
	2.365%, 10/15/20 (a)	282
2,961	Series 1066, Class P
	1 Month LIBOR USD + 0.900%
	2.665%, 04/15/21 (a)	2,929
5,812	Series 1222, Class P
	10 Year CMT Rate -0.400%
	1.460%, 03/15/22 (a)(c)	5,778
15,393	Series 1250, Class J
	7.000%, 05/15/22 (c)	16,015
4,741	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	3.165%, 12/15/22 (a)(d)	4,817
807,412	Series 2977, Class M
	5.000%, 05/15/25 (c)	844,928
1,702,639	Series 3702, Class FG
	1 Month LIBOR USD + 0.450%
	2.215%, 08/15/32 (a)(b)	1,702,657
1,725,801	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	2.115%, 10/15/33 (a)(b)(c)	1,718,646
1,231,537	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	2.165%, 08/15/36 (a)	1,234,405
102,824	Series 3231, Class FB
	1 Month LIBOR USD + 0.350%
	2.115%, 10/15/36 (a)	102,405
65,369	Series 3314, Class FC
	1 Month LIBOR USD + 0.400%
	2.165%, 12/15/36 (a)	65,234
314,844	Series 3545, Class FA
	1 Month LIBOR USD + 0.850%
	2.615%, 06/15/39 (a)	321,224
729,579	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	2.265%, 06/15/39 (a)(b)	732,353
1,022,969	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	2.165%, 11/15/39 (a)(d)	1,024,564
409,108	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	2.135%, 03/15/41 (a)	409,622

58,827	Series 3868, Class FA
	1 Month LIBOR USD + 0.400%
	2.165%, 05/15/41 (a)	58,151
56,997	Series 4109, Class EC
	2.000%, 12/15/41 (b)(d)	52,515
1,456,112	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	2.265%, 12/15/44 (a)(b)	1,457,049
3,161,775	Series 4566, Class FA
	1 Month LIBOR USD + 0.500%
	2.265%, 04/15/46 (a)	3,161,142
8,686,373	Series 4748, Class DF
	1 Month LIBOR USD + 0.300%
	2.065%, 08/15/47 (a)(c)	8,609,981
4,289,700	Series 4735, Class FB
	1 Month LIBOR USD + 0.350%
	2.115%, 12/15/47 (a)	4,249,881
6,848,034	Series 4875, Class F
	1 Month LIBOR USD + 0.450%
	2.215%, 04/15/49 (a)(c)	6,828,208
		32,602,786
	Federal National Mortgage Association REMIC - 8.30%
361	Series 1990-145, Class A
	3.659%, 12/25/20 (a)	362
26,315	Series 1991-67, Class J
	7.500%, 08/25/21 (c)	26,921
45,516	Series 1992-137, Class F
	1 Month LIBOR USD + 1.000%
	2.708%, 08/25/22 (a)	45,957
57,418	Series 1993-27, Class F
	1 Month LIBOR USD + 1.150%
	2.858%, 02/25/23 (a)(e)	58,262
37,066	Series 1998-21, Class F
	H15T1Y + 0.350%
	2.210%, 03/25/28 (a)	37,208
122,768	Series 2000-16, Class ZG
	8.500%, 06/25/30 (d)	146,964
117,132	Series 2000-32, Class Z
	7.500%, 10/18/30	136,421
173,033	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	2.108%, 06/25/36 (a)	172,647
230,642	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	2.108%, 08/25/36 (a)(c)	230,131
220,125	Series 2006-79, Class PF
	1 Month LIBOR USD + 0.400%
	2.108%, 08/25/36 (a)(c)	219,630
532,538	Series 2006-111, Class FA
	1 Month LIBOR USD + 0.380%
	2.088%, 11/25/36 (a)	531,034

218,583	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	2.158%, 08/25/37 (a)	218,584
225,626	Series 2007-92, Class OF
	1 Month LIBOR USD + 0.570%
	2.278%, 09/25/37 (a)	223,937
234,255	Series 2007-86, Class FC
	1 Month LIBOR USD + 0.570%
	2.278%, 09/25/37 (a)	232,649
436,697	Series 2007-85, Class FC
	1 Month LIBOR USD + 0.540%
	2.248%, 09/25/37 (a)	432,474
301,714	Series 2007-99, Class FD
	1 Month LIBOR USD + 0.600%
	2.308%, 10/25/37 (a)	299,649
29,679	Series 2009-84, Class WF
	1 Month LIBOR USD + 1.100%
	2.808%, 10/25/39 (a)	30,366
948,213	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	2.108%, 11/25/39 (a)(d)	951,098
938,068	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	2.108%, 11/25/39 (a)(d)	939,988
569,221	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	2.138%, 11/25/40 (a)(c)	569,475
2,353,237	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	2.108%, 04/25/41 (a)(c)	2,354,195
492,256	Series 2011-63, Class FG
	1 Month LIBOR USD + 0.450%
	2.158%, 07/25/41 (a)	493,361
729,722	Series 2012-38, Class JE
	3.250%, 04/25/42 (c)	740,252
3,834,056	Series 2013-92, Class FA
	1 Month LIBOR USD + 0.550%
	2.258%, 09/25/43 (a)	3,850,438
2,156,379	Series 2015-30, Class AB
	3.000%, 05/25/45	2,219,120
4,516,162	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	2.108%, 09/25/46 (a)	4,506,801
5,313,368	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	2.208%, 11/25/46 (a)	5,339,513
3,704,703	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	2.108%, 05/25/47 (a)	3,682,214
4,335,312	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	2.058%, 01/25/48 (a)	4,302,482

1,407,396	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	2.548%, 04/25/48 (a)(b)	1,426,707
7,303,843	Series 2019-25, Class PF
	1 Month LIBOR USD + 0.450%
	2.158%, 06/25/49 (a)(c)	7,306,232
		41,725,072
	Government National Mortgage Association - 16.51%
1,831,110	Series 2016-H24, Class BF
	12 Month LIBOR USD + 0.230%
	2.188%, 11/20/66 (a)	1,813,529
2,475,983	Series 2017-H03, Class FA
	12 Month LIBOR USD + 0.310%
	3.430%, 12/20/66 (a)	2,462,876
3,690,961	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	2.497%, 03/20/67 (a)	3,689,859
3,877,203	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	2.517%, 03/20/67 (a)	3,878,133
8,623,462	Series 2017-H11, Class FV
	1 Month LIBOR USD + 0.500%
	2.497%, 05/20/67 (a)	8,619,414
4,379,984	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	2.397%, 01/20/68 (a)	4,360,217
9,909,097	Series 2018-H01, Class FG
	12 Month LIBOR USD + 0.150%
	3.270%, 01/20/68 (a)	9,749,520
9,099,329	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.590%, 06/20/68 (a)	8,961,840
9,698,870	Series 2018-H15, Class FG
	12 Month LIBOR USD + 0.150%
	2.266%, 08/20/68 (a)	9,508,915
5,016,205	Series 2019-H04, Class FB
	1 Month LIBOR USD + 0.550%
	2.547%, 03/20/69 (a)	5,026,660
4,986,896	Series 2019-H15, Class NF
	1 Month LIBOR USD + 0.630%
	2.627%, 05/20/69 (a)	5,022,589
9,802,570	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	2.647%, 06/20/69 (a)	9,784,545
4,987,961	Series 2019-H15, Class EF
	1 Month LIBOR USD + 0.630%
	2.627%, 09/20/69 (a)	5,025,023
5,007,276	Series 2019-H16, Class FA
	1 Month LIBOR USD + 0.700%
	2.697%, 10/20/69 (a)	5,062,883
		82,966,003

	National Credit Union Administration - 0.17%
116,310	Series 2011-R1, Class 1A
	1 Month LIBOR USD + 0.450%
	2.221%, 01/08/20 (a)(b)	116,317
576,692	Series 2011-R2, Class 1A
	1 Month LIBOR USD + 0.400%
	2.171%, 02/06/20 (a)(b)	576,691
190,441	Series 2011-R3, Class 1A
	1 Month LIBOR USD + 0.400%
	2.158%, 03/11/20 (a)(b)	190,492
		883,500
	Total Collateralized Mortgage Obligations	158,177,361
	(Cost $158,574,138)

MORTGAGE-BACKED OBLIGATIONS - 6.60%
	Federal Home Loan Mortgage Corporation - 0.08%
22,226	6 Month LIBOR USD + 1.392%
	3.700%, 11/01/22 (a)	22,500
10,144	6 Month LIBOR USD + 1.156%
	3.793%, 11/01/22 (a)	10,182
10,679	6 Month LIBOR USD + 2.229%
	4.237%, 10/01/24 (a)	10,817
261,270	H15T3Y + 2.557%
	4.369%, 08/01/28 (a)	263,319
4,434	H15T1Y + 1.618%
	4.048%, 07/01/29 (a)	4,519
75,353	H15T1Y + 1.998%
	4.224%, 05/01/31 (a)	77,072
		388,409
	Federal Home Loan Mortgage Corporation Gold - 0.00%
326	4.500%, 10/01/20	336
393	3.500%, 12/01/20	408
4,385	3.500%, 10/01/22	4,545
506	4.500%, 07/01/23	527
		5,816
	Federal National Mortgage Association - 4.30%
1,842	11th District Cost of Funds Index + 1.250%
	6.864%, 12/01/19 (a)	1,835
61	5.000%, 01/01/20	63
7,930	3.500%, 09/01/20	8,215
839	3.500%, 10/01/20	869
4,441	3.500%, 03/01/21	4,601
6,839	H15T1Y + 2.000%
	6.810%, 02/01/22 (a)	6,904
7,767	H15BDI6M + 2.425%
	5.925%, 10/01/25 (a)	7,651
131	H15T1Y + 2.195%
	4.755%, 02/01/27 (a)	131
118,439	5.000%, 03/01/27	123,222
25,301	11th District Cost of Funds Index + 1.250%
	2.750%, 07/01/27 (a)	25,300
48,530	11th District Cost of Funds Index + 1.500%
	4.684%, 01/01/29 (a)	49,547
10,995	11th District Cost of Funds Index + 1.500%
	4.679%, 02/01/29 (a)	11,396

5,000,000	1 Month LIBOR USD + 0.520%
	2.305%, 05/01/29 (a)	4,992,756
5,000,000	1 Month LIBOR USD + 0.580%
	2.365%, 06/01/29 (a)	4,984,957
31,617	11th District Cost of Funds Index + 1.799%
	2.954%, 08/01/29 (a)	31,536
46,049	12 Month LIBOR USD + 1.755%
	4.255%, 07/01/32 (a)	46,934
8,624	6.000%, 08/01/32	9,536
181,709	H15T1Y + 2.625%
	5.152%, 09/01/32 (a)	189,627
20,483	12 Month LIBOR USD + 1.225%
	3.475%, 01/01/33 (a)	21,203
23,519	H15T1Y + 2.222%
	4.765%, 06/01/33 (a)	24,824
379,142	11th District Cost of Funds Index + 1.250%
	4.608%, 08/01/33 (a)	402,585
1,613	6.000%, 11/01/33	1,846
222,887	H15T1Y + 2.068%
	4.568%, 04/01/34 (a)	235,142
188,283	11th District Cost of Funds Index + 1.250%
	2.405%, 07/01/34 (a)	185,286
413,123	11th District Cost of Funds Index + 1.250%
	2.405%, 08/01/34 (a)	407,532
43,531	6.000%, 09/01/34	48,425
1,701	6.000%, 10/01/34	1,879
216,552	12 Month LIBOR USD + 1.746%
	4.607%, 07/01/37 (a)	227,923
98,221	6.500%, 11/01/37	103,205
23,197	6.000%, 06/01/38	25,716
18,896	6.000%, 09/01/38	20,894
9,370	6.000%, 09/01/38	10,564
6,377	6.000%, 11/01/38	7,028
4,729	6.000%, 10/01/39	5,220
4,097,994	12 Month LIBOR USD + 1.693%
	4.457%, 07/01/40 (a)	4,234,288
4,018,467	12 Month LIBOR USD + 1.756%
	4.654%, 02/01/42 (a)	4,146,249
622,344	12 Month LIBOR USD + 1.743%
	4.683%, 05/01/42 (a)	646,293
344,440	11th District Cost of Funds Index + 1.250%
	2.405%, 08/01/44 (a)	339,940
		21,591,122
	Government National Mortgage Association - 2.22%
15,945	7.000%, 04/15/26	17,065
139,928	H15T1Y + 2.000%
	4.375%, 04/20/34 (a)	140,910
539,928	H15T1Y + 1.500%
	3.875%, 06/20/34 (a)	563,223

511,588	H15T1Y + 1.500%
	3.250%, 08/20/34 (a)	534,938
44,715	H15T1Y + 1.500%
	3.875%, 05/20/42 (a)	46,126
34,384	H15T1Y + 1.500%
	3.875%, 06/20/42 (a)	35,484
175,292	H15T1Y + 1.500%
	3.250%, 07/20/42 (a)	180,307
16,491	H15T1Y + 1.500%
	4.125%, 10/20/42 (a)	16,953
35,763	H15T1Y + 1.500%
	4.125%, 12/20/42 (a)	36,759
3,085,914	12 Month LIBOR USD + 1.784%
	4.832%, 11/20/68 (a)	3,354,369
5,726,578	12 Month LIBOR USD + 1.837%
	4.576%, 06/20/69 (a)	6,249,962
		11,176,096
	Total Mortgage-Backed Obligations	33,161,443
	(Cost $33,047,259)

AGENCY DEBENTURES - 0.50%
	Sri Lanka Government AID Bond - 0.50%
2,500,000	3 Month LIBOR USD + 0.300%
	2.217%, 11/01/24 (a)(f)(g)	2,500,000
	Total Agency Debentures	2,500,000
	(Cost $2,500,000)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 18.72%

	FREMF Mortgage Trust
6,945,000	Series 2010-K6, Class B
	5.550%, 12/25/46 (a)(h)	6,954,058
	FHLMC, Multifamily Structured Pass Through Certificates
357,353	Series K-P02, Class A2
	2.355%, 04/25/21 (a)(b)(d)	356,869
1,913,147	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	2.145%, 02/25/24 (a)(b)	1,906,006
269,950	Series K-BF1, Class A
	1 Month LIBOR USD + 0.390%
	2.175%, 07/25/24 (a)(b)	269,950
7,232,761	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	2.125%, 06/25/25 (a)(b)	7,192,156
15,000,000	Series K-F55, Class A
	1 Month LIBOR USD + 0.510%
	2.295%, 11/25/25 (a)(b)	14,990,629
7,249,892	Series K-F62, Class A
	1 Month LIBOR USD + 0.480%
	2.265%, 04/25/26 (a)(b)	7,237,466
9,769,655	Series K-F64, Class A
	1 Month LIBOR USD + 0.440%
	2.225%, 06/25/26 (a)(b)	9,734,603

1,917,043	Series K-F30, Class A
	1 Month LIBOR USD + 0.370%
	2.155%, 03/25/27 (a)(b)	1,907,192
4,732,429	Series K-F50, Class A
	1 Month LIBOR USD + 0.400%
	2.185%, 07/25/28 (a)(b)	4,705,796
4,940,596	Series K-F52, Class A
	1 Month LIBOR USD + 0.420%
	2.205%, 09/25/28 (a)(b)	4,925,528
2,932,659	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	2.345%, 11/25/28 (a)(b)	2,933,557
10,000,000	Series K-F65, Class A
	1 Month LIBOR USD + 0.520%
	2.305%, 07/25/29 (a)(b)	9,983,066
5,000,000	Series K-F66, Class A
	1 Month LIBOR USD + 0.520%
	2.305%, 07/25/29 (a)(b)	5,000,768
10,000,000	Series K-S12, Class A
	1 Month LIBOR USD + 0.650%
	2.353%, 08/25/29 (a)(b)	9,999,995
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	2.660%, 09/25/29 (a)(b)	4,999,990
	FNMA
999,346	Series 2017-M5, Class FA
	1 Month LIBOR USD + 0.490%
	2.531%, 04/25/24 (a)	1,001,604
	Total U.S. Government-Backed Obligations	94,099,233
	(Cost $94,354,190)

REPURCHASE AGREEMENTS - 33.82%
42,000,000	RBC Capital Markets, 1.860%, Dated 11/29/19, matures 01/03/2020, repurchase
	price $42,075,950 (collateralized by $37,448,452 par amount of Domestic
	Municipal Securities of 5.000% to 5.250% due 12/15/32 to 01/01/43, total market value
	$43,748,086)	42,000,000
17,000,000	INTL FCStone Financial, Inc., 1.730%, Dated 11/29/2019, matures 12/02/2019,
	repurchase price $17,002,451 (collateralized by $16,640,500 par amount of United States
	Treasury Bills of 2.625% due 12/15/2021, total market value $16,970,747)	17,000,000
21,000,000	Amherst Pierpoint Securities, 1.630%, Dated 11/26/19, matures 12/02/19, repurchase price
	$21,005,705 (collateralized by $25,535,228 par amount of FHLMC and GNMA Securities of 3.000%
	to 4.500% due 02/20/48 to 11/01/49, total market value $21,351,450)	21,000,000
15,000,000	Amherst Pierpoint Securities, 1.985%, Dated 11/04/19, matures 12/04/19, repurchase price
	$15,024,811 (collateralized by $15,670,145 par amount of FNMA, FHLMC and GNMA
	Securities of 2.300% to 7.000% due 02/01/26 to 05/20/69, total market value $15,253,543)	15,000,000
20,000,000	Amherst Pierpoint Securities, 2.085%, Dated 11/04/19, matures 12/04/19, repurchase price
	$20,034,748 (collateralized by $21,860,254 par amount of Asset Backed Securities, United States
	Treasury Bills, Government Agencies, FNMA, FHLMC, GNMA, and CMO Securities of 0.000%
	to 7.000% due 01/02/20 to 09/20/69, total market value $20,840,857)	20,000,000

36,000,000	Amherst Pierpoint Securities, 2.055%, Dated 11/08/19, matures 12/09/19, repurchase price
$36,063,705 (collateralized by $48,571,301 par amount of Asset Backed Securities, United States
Treasury Bills, FHLMC, GNMA, and CMO Securities of 2.220% to 4.250% due 11/15/20 to
	09/20/69, total market value $38,299,637)	36,000,000
9,000,000	Amherst Pierpoint Securities, 2.062%, Dated 11/14/19, matures 12/13/19, repurchase price
$9,014,947 (collateralized by $10,434,085 par amount of Asset Backed Securities,
FHLMC and CMO Securities of 2.220% to 4.250% due 12/20/21 to 02/25/59, total
	market value $9,512,730)	9,000,000
10,000,000	Amherst Pierpoint Securities, 2.063%, Dated 11/18/19, matures 12/18/19, repurchase price
$10,017,188 (collateralized by $14,285,714 par amount of United States
Treasury Bills, FNMA and CMO Securities of 0.625% to 4.250% due 05/31/24
	to 12/25/57, total market value $10,604,289)	10,000,000
	Total Repurchase Agreements	170,000,000
(Cost $170,000,000)
	Total Investments - 99.95%	502,364,491
(Cost $502,841,851)
	Net Other Assets and Liabilities - 0.05%	247,083
	Net Assets - 100.00%	$502,611,574

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2019. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has Structured collateral.
(c) The security has PAC (Planned Amortization Class) collateral.
(d) The security has Sequential collateral.
(e) The security has Support collateral.
(f)
Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of November 30, 2019, this security amounted to $2,500,000 or 0.50% of net assets. Investment categorized as a significant unobservable input (Level 3).

(g) Illiquid security. The total market value of this security was $2,500,000, representing 0.50% of net assets.
(h) Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $6,954,058, represents 1.38% of net assets.

Explanation of Abbreviations and Acronyms:

CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans
GNMA	Government National Mortgage Association
H15BDI6M	US Treasury Bill 3 Month Auction High Discount Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
USD	U.S. Dollar

NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2019 (Unaudited)

A. Investment Valuation
For the Ultra-Short Duration and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”) investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of the Trust.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of November 30, 2019 is as follows:

	Ultra-Short Duration Portfolio
	Total Market Value at 11/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$43,695,864	$-	$43,695,864	$-
Asset-Backed Securities	730,590	-	730,590	-
Collateralized Mortgage Obligations	158,177,361	-	158,177,361	-
Mortgage-Backed Obligations	33,161,443	-	33,161,443	-
Agency Debentures	2,500,000	-	-	2,500,000
U.S. Government-Backed Obligations	94,099,233	-	94,099,233	-
Repurchase Agreements	170,000,000	-	170,000,000	-
	$502,364,491	$-	$499,864,491	$2,500,000

	Short Duration Portfolio
	Total Market Value at 11/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$44,569,221	$-	$44,569,221	$-
Collateralized Mortgage Obligations	86,373,568	-	86,373,568	-
Mortgage-Backed Obligations	126,641,857	-	126,641,857	-
U.S. Government-Backed Obligations	126,491,976	-	126,491,976	-
Repurchase Agreements	9,700,000	-	9,700,000	-
Registered Investment Company	180,397	180,397	-	-
	393,957,019	180,397	393,776,622	-

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of November 30, 2019:

	Ultra-Short Duration Portfolio
Fair Value, as of August 31, 2019	2,750,000
Gross sales	(250,000)
Fair Value, as of November 30, 2019	2,500,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements. The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio.

D. When-Issued Securities
Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (To Be Announced) securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At November 30, 2019, the Ultra-Short Duration Portfolio and the Short Duration Portfolio held TBA securities of $0 and $0 respectively.

E. Libor Transition
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting a Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Item 2. Controls and Procedures.
(a)
The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Trust for Credit Unions

By (Signature and Title)*       /s/ Jay E. Johnson
     Jay E. Johnson, President & Treasurer
    (principal executive officer and principal financial officer)

Date       1/21/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Jay E. Johnson
        Jay E. Johnson, President & Treasurer
        (principal executive officer and principal financial officer)

Date       1/21/2020

* Print the name and title of each signing officer under his or her signature.